SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable – third parties	$ 8,293	$ 5,667
Accounts receivable – related parties	12	108
Less: allowance for doubtful accounts	(284)	(83)
Accounts receivable, net	$ 8,021	$ 5,692